Notes Payable	6 Months Ended
Jun. 30, 2019
Notes Payable [Abstract]
NOTE 10 - Notes Payable

Payee: Sign N Drive Auto Mall, Inc.

Principal Value: $1,850,000

Issue date: June 2, 2014

Terms: Interest Free, Fixed Conversion Rate at $.003 per shares agreed to by Issuer in lieu of interest.

Embedded Conversion Option: Given the fixed rate conversion price, no derivative liability calculation for the conversion option was deemed required.

There is no maturity date for this note

$438,000 was converted into common stock in 2017

$172,650 was converted into common stock in 2018

$216,150 was converted into common stock in 2019

Payee: Illiad Research & Trading LP

On October 25, 2018, the Company issued a Note in the face amount of $5,525,000 which accrues interest at the rate of 10% per annum. The note has an Original Issue Discount (OID) of $500,000. The Note and any interest thereon is convertible at a fixed rate of $0.45 per share of common stock or after 12 months, at a variable conversion rate, the redemption conversion price at the lower of the fixed rate of $.45 per share, or a discount to the market price as defined in the Note. The Note is comprised of five (5) tranches (each, a Tranche), consisting of (i) an Initial Tranche in an amount equal to $1,400,000.00 and any interest, costs, fees or charges accrued thereon or added thereto under the terms of this Note and the other Transaction Documents (as defined in the Purchase Agreement) (the ''Initial Tranche"), and (ii) four (4) additional Tranches, one (l) in the amount of $1,375,000.00, one (l) in the amount of $550,000.00, and two (2) in the amount of $1,100,000.00, plus any interest, costs, fees or charges accrued thereon or added thereto under the terms of this Note and the other Transaction Documents. $1,400,000 was received on 10/31/2018 and $825,000 was received on 12/18/2018. $18,410 is the accrued interest for this Note in 2018.

On February 8, 2019, the Company issued a Note in the face amount of $3,325,000 which accrues interest at the rate of 10% per annum. The note has an Original Issue Discount (OID) of $300,000. The Note and any interest thereon is convertible at a fixed rate of $0.45 per share of common stock or after 12 months, at a variable conversion rate, the redemption conversion price at the lower of the fixed rate of $.45 per share, or a discount to the market price as defined in the Note. The Note is comprised of three (3) tranches (each, a Tranche), consisting of (i) an Initial Tranche in an amount equal to $1,125,000.00 and any interest, costs, fees or charges accrued thereon or added thereto under the terms of this Note and the other Transaction Documents (as defined in the Purchase Agreement) (the ''Initial Tranche"), and (ii) two (2) additional Tranches, one (l) in the amount of $500,000.00, and one (l) in the amount of $1,650,000.00, plus any interest, costs, fees or charges accrued thereon or added thereto under the terms of this Note and the other Transaction Documents. $1,125,000 was received on 2/17/2019

For both the Iliad Research & Trading LP Notes, dated October 25, 2018 and February 8, 2019, the aggregate accrued interest for both Notes was $163,218 through June 30, 2019.